Supplemental Disclosures - Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Accounts receivable	$ (11.3)	$ (111.8)
Prepaids and deposits	(13.9)	15.3
Accounts payable and accrued liabilities	(3.5)	99.0
Other current liabilities	8.6	30.6
Other long-term liabilities	5.1	18.5
Changes in non-cash working capital:	(15.0)	51.6
Investing activities
Accounts receivable	0.2	(2.1)
Other long-term receivable	0.0	9.3
Accounts payable and accrued liabilities	(7.6)	41.8
Changes in non-cash working capital:	(7.4)	49.0
Financing activities
Prepaids and deposits	(44.2)	0.0
Accounts payable and accrued liabilities	4.0	0.0
Dividends declared	55.9	42.2
Change in non-cash working capital	$ 15.7	$ 42.2